Earnings per Share - Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Profit attributable to ordinary equity holders of the parent (in EUR thousand)	€ 117,778	€ 145,631	€ 142,849
Weighted average number of ordinary shares for basic EPS	271,136,204	264,951,368	264,699,481
Weighted average number of ordinary shares adjusted for the effect of dilution	271,152,497	264,977,547	264,701,062
Basic earnings per common share (in EUR)	€ 0.43	€ 0.55	€ 0.54
Diluted earnings per common share (in EUR)	€ 0.43	€ 0.55	€ 0.54
Share Based Incentive Plans
Earnings per share [line items]
Effects of dilution	13,785	20,899
Remuneration in Shares
Earnings per share [line items]
Effects of dilution	2,508	5,281	1,581